Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Measurements
Schedule of financial assets measured at fair value on a recurring basis

The following fair value hierarchy table presents information about the Company’s financial assets measured at fair value on a recurring basis and indicates the fair value hierarchy of the inputs the Company utilized to determine such fair value at September 30, 2020 and December 31, 2019 (in thousands):

	September 30, 2020
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$33,858	$—	$—	$33,858
Asset‑backed securities	—	3,105	—	3,105
Corporate bonds	—	30,084	—	30,084
Government bonds	19,991	—	—	19,991
Total assets	$53,849	$33,189	$—	$87,038

	December 31, 2019
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Items	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Money market funds	$40,454	$—	$—	$40,454
Asset‑backed securities	—	16,806	—	16,806
Corporate bonds	—	67,948	—	67,948
Repurchase agreements	—	25,001	—	25,001
Total assets	$40,454	$109,755	$—	$150,209